UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2010

Check here if Amendment: |_|; Amendment Number:
This Amendment (Check only one): |_| is a restatement.
                                 |_| adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    RBO & CO, LLC
Address: P.O. BOX 306
         ST. HELENA, CA 94574

Form 13F File Number: 28-10006

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Patrick T. Brennan
Title: Chief Compliance Officer
Phone: (707) 963 1231

Signature, Place, and Date of Signing:

/s/ Patrick T. Brennan              St. Helena, CA
-----------------------        --------------------------        ---------------
     [Signature]                     [City, State]                   [Date]

Report Type (Check one only):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:        NONE
                                          -----------

Form 13F Information Table Entry Total:   63
                                          -----------

Form 13F Information Table Value Total:   138,518
                                          -----------
                                          (thousands)

List of Other Included Managers:

NONE

AS OF 09/30/10                                        MARKET          TOTAL       09/30/10
NAME OF ISSUER     SYMBOL    CLASS      CUSIP          VALUE         SHARES         PRICE      DISCRETION     VOTING AUTH
-------------------------------------------------------------------------------------------------------------------------
ABBOTT LABS         abt       com     00282410        $2,811          53807           $52.24      sole            none
AIR PRODS & CHEM    APD       com     00915810          $663          8,000           $82.82      sole            none
BANK OF AMERICA     bac       com     06050510          $791          60337           $13.10      sole            none
BANK OF AMER CRP    BAC E     com     06050581        $1,293          69377           $18.64      sole            none
FRANKLIN RES INC    ben       com     35461310        $1,534          14354          $106.90      sole            none
BROWN-FORMAN -B     BF/B      com     11563720        $2,512          40755           $61.64      sole            none
SOTHEBY'S           bid       com     83589810        $2,000          54328           $36.82      sole            none
BANK NY MELLON      bk        com     06405810          $590          22595           $26.13      sole            none
BANCO LATINOAM-E    blx       com     #N/A N/A        $2,176         150599           $14.45      sole            none
BANK OF AMER CRP    BML L     com     06050558          $617          34323           $17.97      sole            none
BERKSHIRE HATH-A    BRK/A     com     08467010          $498              4      $124,500.00      sole            none
BERKSHIRE HATH-B    BRK/B     com     08467070          $984          11900           $82.68      sole            none
CATERPILLAR INC     cat       com     14912310        $3,093          39314           $78.68      sole            none
CBS CORP-B          cbs       com     12485720        $2,090         131808           $15.86      sole            none
COMPASS DIVERSIF    codi      com     20451Q10        $2,297         142131           $16.16      sole            none
CHEVRON CORP        cvx       com     16676410        $2,892          35680           $81.05      sole            none
DOMINION RES/VA     d         com     25746U10        $2,687          61541           $43.66      sole            none
WALT DISNEY CO      dis       com     25468710        $2,725          82337           $33.10      sole            none
CONS EDISON INC     ed        com     20911510          $255           5280           $48.22      sole            none
EQUIFAX INC         efx       com     29442910          $712          22826           $31.20      sole            none
EQUITY ONE INC      eqy       com     29475210        $2,121         125626           $16.88      sole            none
FIRSTENERGY CORP    fe        com     33793210          $266           6906           $38.54      sole            none
FRONTIER COMMUNI    ftr       com     35906A10          $112          13679            $8.17      sole            none
GENERAL ELECTRIC    ge        com     36960410        $2,760         169821           $16.25      sole            none
GRACO INC           ggg       com     38410910          $826          26026           $31.73      sole            none
GOVERNMENT PROPE    gov       com     38376A10        $5,967         223465           $26.70      sole            none
GOLDMAN SACHS GP    GS A      com     38143Y66        $3,602         169503           $21.25      sole            none
HJ HEINZ CO         hnz       com     42307410          $510          10760           $47.37      sole            none
IBM                 ibm       com     45920010        $2,490          18560          $134.14      sole            none
INTEL CORP          INTC      com     45814010          $192         10,000           $19.20      sole            none
JOHNSON&JOHNSON     jnj       com     47816010       $11,319         182690           $61.96      sole            none
JPMORGAN CHASE      jpm       com     46625H10        $1,681          44173           $38.06      sole            none
KRAFT FOODS INC     kft       com     50075N10        $2,890          93640           $30.86      sole            none
KIMBERLY-CLARK      kmb       com     49436810        $1,043          16041           $65.05      sole            none
KINDER MORGAN EN    kmp       com     49455010        $1,176          17169           $68.50      sole            none
COCA-COLA CO/THE    ko        com     19121610          $531           9072           $58.52      sole            none
LABORATORY CP       lh        com     50540R40        $1,630          20786           $78.43      sole            none
LIBERTY-INTER A     linta     com     53071M10          $919          67045           $13.71      sole            none
LOCKHEED MARTIN     lmt       com     53983010        $2,411          33820           $71.28      sole            none
LOWE'S COS INC      low       com     54866110        $1,798          80673           $22.29      sole            none
MASCO CORP          mas       com     57459910          $966          87702           $11.01      sole            none
MCDONALDS CORP      mcd       com     58013510        $3,755          50400           $74.51      sole            none
3M CO               mmm       com     88579Y10        $1,430          16490           $86.71      sole            none
ALTRIA GROUP INC    mo        com     02209S10        $4,720         196504           $24.02      sole            none
NEXTERA ENERGY      Nee       com     65339F10        $1,235          22702           $54.39      sole            none
OXFORD INDS INC     oxm       com     69149730        $4,226         177705           $23.78      sole            none
PEPSICO INC         pep       com     71344810        $5,477          82437           $66.44      sole            none
PROCTER & GAMBLE    pg        com     74271810          $818          13637           $59.97      sole            none
PROGRESS ENERGY     pgn       com     74326310        $2,729          61440           $44.42      sole            none
PHILIP MORRIS IN    pm        com     71817210        $8,769         156536           $56.02      sole            none
REDWOOD TRUST       rwt       com     75807540        $3,996         276315           $14.46      sole            none
SCANA CORP          scg       com     80589M10        $1,691          41931           $40.32      sole            none
SCRIPPS NET-CL A    sni       com     81106510        $1,508          31701           $47.58      sole            none
STAPLES INC         spls      com     85503010        $1,024          48957           $20.92      sole            none
CONSTELLATION-A     stz       com     21036P10        $1,767          99894           $17.69      sole            none
AT&T INC            t         com     00206R10          $385          13452           $28.60      sole            none
T ROWE PRICE GRP    trow      com     74144T10        $1,282          25612           $50.07      sole            none
TRAVELERS COS IN    trv       com     89417E10        $1,075          20626           $52.10      sole            none
UNITED TECH CORP    UTX       com     91301710          $427          6,000           $71.23      sole            none
VERIZON COMMUNIC    vz        com     92343V10        $2,700          82859           $32.59      sole            none
WESTAMERICA BANC    wabc      com     95709010        $4,978          91355           $54.49      sole            none
WINDSTREAM CORP     win       com     97381W10          $711          57869           $12.29      sole            none
EXXON MOBIL CORP    xom       com     30231G10        $5,385          87154           $61.79      sole            none
                                                     138,518